Cover page Cover page	Jul. 23, 2020	Jul. 21, 2020
Cover [Abstract]
Document Type		8-K
Document Period End Date		Jul. 21, 2020
Entity Registrant Name		SM Energy Co
Entity Incorporation, State or Country Code		DE
Entity File Number		001-31539
Entity Tax Identification Number		41-0518430
Entity Address, Address Line One		1775 Sherman Street, Suite 1200
Entity Address, City or Town		Denver
Entity Address, State or Province		CO
Entity Address, Postal Zip Code		80203
City Area Code	(303)
Local Phone Number	861-8140
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common stock, $0.01 par value
Trading Symbol		SM
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Entity Central Index Key		0000893538
Amendment Flag		false